Supplemental Disclosure with Respect to Cash Flows - Disclosure of detailed information about other non-cash operating activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Cash Flow Statement Explanatory [Abstract]
Interest income	$ (731)	$ (198)
Gains (losses) on disposals	2,253	(373)
Allowance for bad debts	1,488	0
Foreign exchange loss	235	201
Other non-cash items	0	(523)
Total	$ 3,245	$ (893)